Accounts receivable, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net
Accounts receivable - third parties	¥ 10,666,230	$ 1,461,268	¥ 7,819,344
Less: allowance for expected credit losses	(102,200)	(14,002)
Accounts receivable, net	¥ 10,564,030	$ 1,447,266	¥ 7,819,344